Net Income Per Ordinary Share (Tables)	3 Months Ended
Mar. 31, 2013
Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share
The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Three Months Ended
	March 31,	March 31,
	2013	2012
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	60,404,242	60,086,104

Effect of dilutive share options outstanding	919,352	622,365
Weighted average number of ordinary shares for diluted net income per ordinary share	61,323,594	60,708,469